Income Taxes - Summary of Net Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Net operating loss carryforwards	$ 49,893	$ 17,753
Research and development tax credit carryforwards	23,251	18,430
Lease right-of-use liability	1,794	1,800
Accrued expenses and other liabilities	885	1,352
Stock Compensation Expense	2,815	2,192
IRC 174 capitalized research and development	19,836	27,129
Other	1,202	662
Total deferred tax assets	99,676	69,319
Less: Valuation allowance	(98,055)	(67,584)	$ (40,458)
Net deferred tax assets	1,621	1,735
Deferred tax liabilities
Lease right-of-use asset	(1,728)	(1,734)
Depreciation	107	(1)
Total deferred tax liabilities	(1,621)	(1,735)
Net deferred tax assets (liabilities)	$ 0	$ 0